Property, Equipment and Capitalized Software (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Equipment and Capitalized Software
Depreciation expense for property and equipment	$ 398	$ 436	$ 439
Amortization expense for capitalized software	$ 349	$ 314	$ 290